Description of Business and Organisation (Details)				8 Months Ended	12 Months Ended
		Nov. 21, 2023 USD ($) shares	Aug. 19, 2023 CNY (¥)	Aug. 19, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Apr. 21, 2025 shares	Jan. 01, 2022 shares
Description of Business and Organisation [Line Items]
Ordinary shares total amount (in Dollars)					¥ 187,930,988		¥ 15,455,060	¥ 1,778,141,994
VIE arrangement					134,665
Net cash provided by from operating activities				¥ 299,374	¥ (277,600,000)	$ (39,695,734)	¥ (112,907,188)	¥ (89,350,546)	¥ 590,367	¥ 942,658
Loan Agreement [Member]
Description of Business and Organisation [Line Items]
Sale and purchase agreement			¥ 1
Arrangement measured, description					(i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431.	(i) the consideration of RMB1 receivable, (ii) the carrying amount of Mengwei’s net liabilities of RMB1,770,095, including goodwill of RMB1,635,431.
Class A Ordinary Shares [Member]
Description of Business and Organisation [Line Items]
Shares issued (in Shares) | shares	[1]				23,281,620	23,281,620	3,150,169
IPO [Member]
Description of Business and Organisation [Line Items]
Other offering expenses payable (in Dollars) | $		$ 3,100,000
IPO [Member] | Class A Ordinary Shares [Member] | DDC Enterprise Limited [Member]
Description of Business and Organisation [Line Items]
Ordinary shares total amount (in Dollars) | $		33,100,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Description of Business and Organisation [Line Items]
Shares issued (in Shares) | shares					23,281,620	23,281,620	78,754,222	20,028,168	5,638,277		3,150,169	5,276,663
Ordinary shares total amount (in Dollars)	[2]				¥ 45,222,446		¥ 573,018	¥ 1,642,299
Ordinary Shares [Member] | IPO [Member]
Description of Business and Organisation [Line Items]
Received net amount total after deducting underwriting discounts (in Dollars) | $		$ 30,000,000
Ordinary Shares [Member] | IPO [Member] | DDC Enterprise Limited [Member]
Description of Business and Organisation [Line Items]
Shares issued (in Shares) | shares		156,000

[1]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.
[2]	The number of shares was adjusted retroactively for all periods presented to reflect the 1:25 reverse stock split change which took effect in April, 2025.